As filed with the Securities and Exchange Commission on February 24, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

1876 Waycross Road, Cincinnati, Ohio 45240
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and address of agent for service)

(513) 595-2600
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2005 (Unaudited)
Summit Nasdaq-100 Index Fund

	Shares	Value
COMMON STOCKS - 90.5%
Consumer Discretionary - 16.8%
Amazon.Com, Inc. (a)	3,135	$147,815
Apollo Group, Inc. (a)	2,031	122,794
Bed Bath & Beyond, Inc. (a)	4,557	164,736
Comcast Corp. (a)	10,839	281,380
Discovery Holding Co. - Class A (a)	2,703	40,950
eBay, Inc. (a)	11,840	512,080
EchoStar Communications Corp. - Class A (a)	2,486	67,545
Expedia, Inc. (a)	3,892	93,252
Garmin Ltd.	1,152	76,435
Iac Interactivecorp (a)	3,801	107,606
Lamar Advertising Co. (a)	981	45,263
Liberty Global, Inc. (a)	2,751	61,898
NTL, Inc. (a)	1,047	71,280
PETsMART, Inc.	1,623	41,646
Pixar (a)	1,387	73,123
Ross Stores, Inc.	1,608	46,471
Sears Holdings Corporation (a)	1,918	221,587
Sirius Satellite Radio, Inc. (a)	16,435	110,115
Staples, Inc.	5,593	127,017
Starbucks Corp. (a)	12,216	366,602
Urban Outfitters, Inc. (a)	1,954	49,456
Wynn Resorts Ltd (a)	1,233	67,630
XM Satellite Radio Holdings, Inc. - Class A (a)	2,610	71,201
		2,967,882
Consumer Staples - 1.5%
Costco Wholesale Corp.	2,852	141,089
Whole Foods Market, Inc.	1,506	116,549
		257,638
Energy - 0.4%
Patterson-UTI Energy, Inc.	1,982	65,307
Health Care - 13.0%
Amgen, Inc. (a)	6,548	516,375
Biogen Idec, Inc. (a)	4,202	190,477
Biomet, Inc.	3,801	139,003
Celgene Corp. (a)	1,933	125,259
Chiron Corp. (a)	2,989	132,891
DENTSPLY International Inc.	857	46,012
Express Scripts, Inc. (a)	1,473	123,438
Genzyme Corp. (a)	3,694	261,461
Gilead Sciences, Inc. (a)	5,137	270,360
Lincare Holdings, Inc. (a)	1,069	44,802
MedImmune, Inc. (a)	3,014	105,550
Patterson Companies, Inc. (a)	1,496	49,966
Sepracor, Inc. (a)	1,167	60,217
Teva Pharmaceutical Industries, Ltd. - ADR	5,516	237,243
		2,303,054
Industrials - 3.2%
American Power Conversion Corp.	2,240	49,280
C.H. Robinson Worldwide, Inc.	1,939	71,801
Cintas Corp.	2,303	94,838
Expeditors International Washington, Inc.	1,195	80,674
Fastenal Co.	1,641	64,311
Monster Worldwide, Inc. (a)	1,426	58,209
Paccar, Inc.	2,155	149,191
		568,304
Information Technology - 54.4%
Activision, Inc. (a)	2,775	38,128
Adobe Systems, Inc.	5,516	203,871
Altera Corp. (a)	5,801	107,493
Apple Computer, Inc. (a)	13,382	962,032
Applied Materials, Inc.	9,548	171,291
ATI Technologies, Inc. (a)	2,833	48,133
Autodesk, Inc.	2,742	117,769
BEA Systems, Inc. (a)	4,672	43,917
Broadcom Corp. (a)	3,038	143,242
Cadence Design Systems, Inc. (a)	3,375	57,105
CDW Corp.	953	54,864
Check Point Software Technologies (a)	2,786	55,999
CheckFree Corp. (a)	982	45,074
Cisco Systems, Inc. (a)	24,979	427,640
Citrix Systems, Inc. (a)	2,357	67,834
Cognizant Technology Solutions Corp. (a)	1,531	77,086
Comverse Technology, Inc. (a)	2,389	63,523
Dell, Inc. (a)	9,846	295,282
Electronic Arts, Inc. (a)	3,432	179,528
Fiserv, Inc. (a)	2,606	112,762
Flextronics International Ltd. (a)	6,994	73,017
Google, Inc. - Class A (a)	1,381	572,922
Intel Corp.	24,017	599,464
Intuit, Inc. (a)	2,538	135,275
JDS Uniphase Corp. (a)	21,400	50,504
Juniper Networks, Inc. (a)	4,216	94,017
KLA-Tencor Corp.	2,748	135,559
Lam Research Corp. (a)	1,615	57,623
Linear Technology Corp.	4,646	167,581
Marvell Technology Group Ltd. (a)	3,087	173,150
Maxim Integrated Products, Inc.	5,245	190,079
Mercury Interactive Corp. (a)	1,035	28,763
Microchip Technology, Inc.	2,018	64,879
Microsoft Corp.	41,715	1,090,847
Network Appliance, Inc. (a)	4,403	118,881
NVIDIA Corp. (a)	1,909	69,793
Oracle Corp. (a)	24,451	298,547
Paychex, Inc.	4,127	157,321
QUALCOMM, Inc.	22,591	973,220
Red Hat, Inc. (a)	1,976	53,826
Research In Motion Ltd. (a)	2,178	143,770
SanDisk Corp. (a)	1,922	120,740
Siebel Systems, Inc.	7,044	74,525
Sun Microsystems, Inc. (a)	16,827	70,505
Symantec Corp. (a)	12,872	225,260
Telefonaktiebolaget LM Ericsson - ADR	1,435	49,364
Tellabs, Inc. (a)	2,876	31,348
VeriSign, Inc. (a)	2,790	61,157
Xilinx, Inc.	5,263	132,680
Yahoo!, Inc. (a)	7,764	304,194
		9,591,384
Materials - 0.3%
Sigma-Aldrich Corp.	735	46,518
Telecommunication Services - 0.9%
MCI, Inc.	4,074	80,380
NII Holdings, Inc. (a)	1,669	72,902
		153,282
TOTAL COMMON STOCKS (Cost $12,814,643)		$15,953,369

SHORT TERM INVESTMENTS (d) - 10.0%
Money Market Funds - 0.5%
Northern Institutional Diversified Assets Portfolio	82,090	$82,090

	Principal
	Amount	Value
U.S. Treasury Bills - 9.5%
3.670%, 03/16/2006	$1,700,000	1,686,704
TOTAL SHORT TERM INVESTMENTS (Cost $1,768,776)		$1,768,794
Total Investments (Cost $14,583,419) - 100.5%		$17,722,163
Northern Institutional Liquid Asset Portfolio (c) - 7.0%		1,228,669
Liabilities in Excess of Other Assets - (7.5)%		(1,314,263)
TOTAL NET ASSETS - 100.0%		$17,636,569

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)
For federal income tax purposes, cost is $14,813,759 and gross unrealized appreciation and depreciation of securities as of December 31, 2005 was $4,320,873 and ($1,412,469), respectively, with a net appreciation / (depreciation) of $2,908,404.

(c)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $1,190,626, $1,228,669, and $0, respectively.

(d)
Securities and other assets with an aggregate value of $1,725,360 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2005:

			Unrealized
			Appreciation/
	Type	Contracts	(Depreciation)
	Nasdaq-100 Index (03/06)	8	$ (44,864)
	Nasdaq-100 Index Mini (03/06)	12	(12,588)

Schedule of Investments
December 31, 2005 (Unaudited)
Summit Everest Fund

	Shares	Value
COMMON STOCKS - 98.8%
Consumer Discretionary - 13.7%
The Gap Inc.	59,300	$1,046,052
News Corp.	91,500	1,519,815
Sony Corp. - ADR	36,600	1,493,280
Time Warner, Inc.	90,300	1,574,832
UST, Inc.	17,700	722,691
Viacom, Inc. - Class B	50,948	1,660,905
The Walt Disney Co.	52,500	1,258,425
		9,276,000
Consumer Non-Cyclical - 8.2%
Anheuser-Busch Companies, Inc.	30,700	1,318,872
The Coca-Cola Co.	30,800	1,241,548
Kraft Foods, Inc.	43,700	1,229,718
Unilever NV - ADR	25,300	1,736,845
		5,526,983
Energy - 10.2%
Baker Hughes, Inc.	9,800	595,644
ChevronTexaco Corp.	26,106	1,482,037
ConocoPhillips	9,954	579,124
Devon Energy Corp.	8,900	556,606
Exxon Mobil Corp.	19,300	1,084,081
Nabors Industries Ltd. (a)	8,400	636,300
Royal Dutch Shell PLC - ADR	21,800	1,340,482
Weatherford International Ltd. (a)	17,200	622,640
		6,896,914
Financials - 26.9%
Alliance Capital Management Holding LP	30,100	1,700,349
Bank of America Corp.	11,900	549,185
The Bank of New York Co., Inc.	43,400	1,382,290
Citigroup, Inc.	36,200	1,756,786
Equity Residential	29,800	1,165,776
Freddie Mac	19,100	1,248,185
The Goldman Sachs Group, Inc.	5,100	651,321
H&R Block, Inc.	56,900	1,396,895
J.P. Morgan Chase & Co.	31,464	1,248,806
MBNA Corp.	47,500	1,289,625
Mellon Financial Corp.	20,800	712,400
Morgan Stanley	25,900	1,469,566
New York Community Bancorp, Inc.	57,300	946,596
The St. Paul Travelers Companies Inc.	31,300	1,398,171
Wells Fargo & Co.	19,800	1,244,034
		18,159,985
Healthcare - 5.7%
Bristol-Myers Squibb Co.	21,800	500,964
GlaxoSmithKline PLC - ADR	27,400	1,383,152
Merck & Co., Inc.	17,500	556,675
Pfizer, Inc.	60,700	1,415,524
		3,856,315
Industrials - 8.7%
Deere & Co.	22,300	1,518,853
FedEx Corp.	7,600	785,764
General Electric Co.	46,500	1,629,825
Honeywell International, Inc.	18,200	677,950
Tyco International Ltd.	43,500	1,255,410
		5,867,802
Materials - 2.9%
The Dow Chemical Co.	14,400	631,008
EI Du Pont de Nemours & Co.	32,000	1,360,000
		1,991,008
Technology - 11.4%
Cisco Systems, Inc. (a)	92,200	1,578,464
Hewlett-Packard Co.	50,700	1,451,541
Intel Corp.	55,200	1,377,792
International Business Machines Corp.	11,400	937,080
Microsoft Corp.	29,800	779,270
Nokia OYJ - ADR	84,700	1,550,010
		7,674,157
Telecommunication Services - 7.7%
AT&T, Inc.	69,600	1,704,504
BellSouth Corp.	46,000	1,246,600
Citizens Communications Co.	50,100	612,723
Verizon Communications, Inc.	53,300	1,605,396
		5,169,223
Transportation - 1.3%
General Motors Corp.	11,000	213,620
Honda Motor Co., Ltd. - ADR	23,800	689,486
		903,106
Utilities - 2.1%
Cinergy Corp.	15,800	670,868
Comcast Corp. (a)	28,800	739,872
		1,410,740
TOTAL COMMON STOCKS (Cost $61,752,957)		$66,732,233

SHORT TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
Northern Institutional Diversified Assets Portfolio	1,844,697	1,844,697
TOTAL SHORT TERM INVESTMENTS (Cost $1,844,697)		1,844,697
Total Investments (Cost $63,597,654) (b) - 101.5%		68,576,930
Liabilities in Excess of Other Assets - (1.5)%		(988,246)
TOTAL NET ASSETS - 100.0%		$67,588,684

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)
For federal income tax purposes, cost is $63,597,654 and gross unrealized appreciation and depreciation of securities as of December 31, 2005 was $7,659,034 and ($2,679,758), respectively, with a net appreciation / (depreciation) of $4,979,276.

Schedule of Investments
December 31, 2005 (Unaudited)
Summit Bond Fund

	Shares	Value
COMMON STOCKS - 0.5%
Consumer Discretionary - 0.5%
American Restaurant Group - Class A (a) (d) (h) (i)	22,115	$300,101
Avado Brands, Inc. (a) (d) (h) (i)	4,803	62,583
Intermet Corp. (a) (d) (i)	4,772	67,206
TOTAL COMMON STOCKS (Cost $639,428)		$429,890
PREFERRED STOCKS - 0.7%
Consumer Discretionary - 0.4%
Paxson Communications Corp. 14.25% Payment-in-Kind Dividend	41	352,944
Information Technology - 0.3%
Loral Skynet Corp. 12.00% Payment-in-Kind Dividend	1,875	350,625
TOTAL PREFERRED STOCKS (Cost $655,650)		$703,569

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.1%
America West Airlines, Inc.
Series 2001-1, 7.100%, 10/02/2022	$626,950	666,818
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	203,830	204,764
Continental Airlines, Inc.
Series 2003-ERJ1, 7.875%, 01/02/2020	670,537	615,586
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (c) (g)	805,625	712,978
Residential Asset Mortgage Products, Inc.
Series 2003-RZ3, 4.120%, 06/25/2033	500,000	489,990
United Air Lines, Inc.
Series 2000-2, 7.811%, 04/01/2011 (g)	368,204	320,518
TOTAL ASSET BACKED SECURITIES (Cost $3,033,382)		$3,010,654
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.0%
Banc of America Alternative Loan Trust
Series 2003-5, 5.000%, 07/25/2018	571,936	523,004
Series 2003-8, 4.750%, 10/25/2033	620,292	563,850
Banc of America Funding Corp.
Series 2003-2, 6.372%, 06/25/2032	630,930	635,680
Banc of America Mortgage Securities
Series 2003-10, 5.000%, 01/25/2019	443,348	436,947
Series 2004-3, 4.875%, 04/25/2019	181,322	168,500
Series 2004-7, 4.796%, 08/25/2019	388,887	368,988
Series 2003-5, 7.500%, 02/25/2031	411,922	417,745
Series 2003-8, 5.500%, 11/25/2033	232,538	232,411
Series 2004-4, 5.419%, 05/25/2034	1,050,309	1,003,474
Series 2004-6, 5.500%, 07/25/2034	812,234	806,868
Series 2005-10, 5.500%, 11/25/2035	1,938,751	1,908,993
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	1,982,000	2,032,197
CS First Boston Mortgage Securities Corp.
Series 2002-24, 6.250%, 09/25/2032	574,942	570,658
GMAC Mortgage Corp Loan Trust
Series 2003-J3, 5.000%, 05/25/2018 (c)	261,068	243,631
Series 2004-J1, 5.250%, 04/25/2034	458,035	456,635
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	219,620	219,203
MASTR Seasoned Securities Trust
Series 2004-1, 6.239%, 08/25/2017	510,985	516,973
Series 2004-1, 6.500%, 08/25/2032	916,266	922,103
Morgan Stanley Mortgage Loan Trust
Series 2004-1, 5.170%, 11/25/2033	522,246	494,301
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	549,478	541,561
Residential Asset Securitization Trust
Series 2003-A12 Class B2, 5.000%, 11/25/2018	223,997	214,920
Series 2003-A12 Class B3, 5.000%, 11/25/2018	298,095	274,233
Residential Funding Mortgage Securities I
Series 2004-S3, 4.750%, 03/25/2019	313,908	292,856
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.129%, 09/25/2033	484,804	464,550
Structured Asset Securities Corp.
Series 2003-20, 5.380%, 07/25/2033	689,075	650,245
Washington Mutual MSC Mortgage Pass-Through CTFS
Series 2003-MS6, 5.966%, 03/25/2033	652,741	643,239
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,665,210)		$15,603,765
CONVERTIBLE BONDS - 0.2%
Consumer Discretionary - 0.2%
Charter Communications, Inc.
4.750%, 06/01/2006	187,000	185,130
TOTAL CONVERTIBLE BONDS (Cost $184,129)		$185,130
CORPORATE BONDS - 38.0%
Consumer Discretionary - 9.2%
Accuride Corp.
8.500%, 02/01/2015	375,000	369,375
Bally Total Fitness Holding Corp.
9.875%, 10/15/2007	375,000	365,625
Cadmus Communications Corp.
8.375%, 06/15/2014	187,000	192,142
Charter Communications Operating LLC
8.000%, 04/30/2012 (c)	187,000	186,065
Comcast Corp.
5.300%, 01/15/2014	250,000	245,262
CSC Holdings Inc.
8.125%, 08/15/2009	188,000	189,880
DaimlerChrysler NA Holding Corp.
6.500%, 11/15/2013	750,000	785,286
Dex Media West LLC/Dex Media Finance Co.
9.875%, 08/15/2013	182,000	202,020
Ethan Allen Global, Inc.
5.375%, 10/01/2015 (c)	700,000	677,522
Intcomex, Inc.
11.750%, 01/15/2011 (c)	375,000	368,437
La Quinta Properties, Inc.
7.000%, 08/15/2012	188,000	203,510
MDC Holdings, Inc.
5.500%, 05/15/2013	350,000	339,050
MGM Mirage, Inc.
6.750%, 09/01/2012	375,000	380,156
News America, Inc.
5.300%, 12/15/2014	1,139,000	1,130,467
NVR, Inc.
5.000%, 06/15/2010	490,000	474,631
RH Donnelley Finance Corp I
10.875%, 12/15/2012 (c)	187,000	210,843
Station Casinos, Inc.
6.000%, 04/01/2012	188,000	187,530
TCI Communications, Inc.
8.750%, 08/01/2015	760,000	920,887
Technical Olympic USA, Inc.
9.000%, 07/01/2010	425,000	429,781
Time Warner, Inc.
6.875%, 05/01/2012	760,000	809,005
WCI Communities, Inc.
6.625%, 03/15/2015	375,000	326,250
		8,993,724
Consumer Staples - 1.1%
Albertson's, Inc.
8.000%, 05/01/2031	350,000	344,346
Del Monte Corp.
6.750%, 02/15/2015 (c)	188,000	183,300
Land O'Lakes Capital Trust I
7.450%, 03/15/2028 (c)	375,000	326,250
New World Pasta Co.
9.250%, 02/15/2009 (g)	3,750,000	225,000
		1,078,896
Energy - 4.8%
AES Corp.
9.375%, 09/15/2010	375,000	409,687
Duke Capital LLC
5.668%, 08/15/2014	700,000	705,966
Nexen, Inc.
5.875%, 03/10/2035	560,000	550,659
Northwest Pipeline Corp.
8.125%, 03/01/2010	187,000	198,220
Pemex Project Funding Master Trust
8.000%, 11/15/2011	750,000	840,750
Plains All American Pipeline LP
5.625%, 12/15/2013	700,000	708,744
SemGroup LP
8.750%, 11/15/2015 (c)	187,000	191,207
Tesoro Corp.
6.625%, 11/01/2015 (c)	187,000	188,870
Whiting Petroleum Corp.
7.250%, 05/01/2013	187,000	189,337
XTO Energy, Inc.
6.250%, 04/15/2013	700,000	741,878
		4,725,318
Financials - 6.6%
American Financial Group, Inc.
7.125%, 04/15/2009	375,000	397,802
Block Financial Corp.
5.125%, 10/30/2014	490,000	459,914
Bunge Limited Finance Corp.
7.800%, 10/15/2012	700,000	806,052
Ford Motor Credit Co.
5.700%, 01/15/2010	350,000	297,522
General Motors Acceptance Corp.
5.850%, 01/14/2009	750,000	670,970
7.750%, 01/19/2010	187,000	174,637
Health Care REIT, Inc.
8.000%, 09/12/2012	750,000	836,304
Nationwide Health Properties, Inc.
6.000%, 05/20/2015	700,000	689,910
North Front Pass-through Trust
5.810%, 12/15/2024 (b)(c)	1,050,000	1,050,972
Pen Holdings, Inc.
9.875%, 06/15/2008 (g)	187,000	114,070
USF&G Capital II
8.470%, 01/10/2027	760,000	810,692
Ventas Realty LP
7.125%, 06/01/2015	113,000	118,650
		6,427,495
Health Care - 2.6%
Beckman Coulter, Inc.
6.875%, 11/15/2011	700,000	756,647
Davita, Inc.
7.250%, 03/15/2015	94,000	95,175
Genesis Healthcare Corp.
8.000%, 10/15/2013	188,000	197,870
Medco Health Solutions, Inc.
7.250%, 08/15/2013	700,000	768,961
Wyeth
5.500%, 02/15/2016 (c)	700,000	708,130
		2,526,783
Industrials - 2.5%
Ametek, Inc.
7.200%, 07/15/2008	750,000	781,363
Compression Polymers Holding Corp.
10.500%, 07/01/2013 (c)	187,000	181,390
Evergreen International Aviation, Inc.
12.000%, 05/15/2010	450,000	392,063
Hughes Supply, Inc.
5.500%, 10/15/2014	945,000	919,296
Tronox Worldwide LLC
9.500%, 12/01/2012 (c)	188,000	191,760
		2,465,872
Information Technology - 1.1%
Jabil Circuit, Inc.
5.875%, 07/15/2010	1,050,000	1,066,411
Materials - 3.4%
Boise Cascade LLC
6.474%, 10/15/2012 (b)	93,000	90,675
Canadian Oil Sands
5.800%, 08/15/2013 (c)	700,000	718,294
Falconbridge Ltd.
7.350%, 06/05/2012	375,000	408,973
ICI Wilmington, Inc.
5.625%, 12/01/2013	750,000	746,527
Lubrizol Corp.
7.250%, 06/15/2025	700,000	773,917
PQ Corp.
7.500%, 02/15/2013 (c)	94,000	87,420
Resolution Performance Products LLC
13.500%, 11/15/2010	375,000	396,563
Werner Holding Co., Inc.
10.000%, 11/15/2007	375,000	120,000
		3,342,369
Telecommunication Services - 4.0%
America Movil SA de CV
5.550%, 03/01/2014	750,000	740,700
MCI, Inc.
6.908%, 05/01/2007	375,000	377,812
Qwest Communications International Inc.
7.500%, 02/15/2014	375,000	385,313
Sprint Capital Corp.
6.900%, 05/01/2019	750,000	826,042
TELUS Corp.
8.000%, 06/01/2011	750,000	840,795
Verizon Florida, Inc.
6.125%, 01/15/2013	700,000	707,096
		3,877,758
Utilities - 2.7%
Calpine Corp.
9.875%, 12/01/2011 (c) (g)	375,000	301,875
FirstEnergy Corp.
6.450%, 11/15/2011	760,000	805,598
Kern River Funding Corp.
6.676%, 07/31/2016 (c)	122,108	130,154
Mirant Americas Generation LLC
9.125%, 05/01/2031 (g)	375,000	490,312
Nevada Power Co.
6.500%, 04/15/2012	94,000	96,350
Sierra Pacific Power Co.
6.250%, 04/15/2012	94,000	95,410
TXU Corp.
5.550%, 11/15/2014	750,000	712,377
		2,632,076
TOTAL CORPORATE BONDS (Cost $37,329,888)		$37,136,702
MORTGAGE BACKED SECURITIES - 20.4%
Fannie Mae Pool
Pool #254190, 5.500%, 02/01/2009	797,952	798,888
Pool #254273, 5.000%, 03/01/2009	619,515	617,077
Pool #254340, 5.500%, 05/01/2012	446,275	450,371
Pool #545015, 6.000%, 06/01/2016	583,678	596,647
Pool #545579, 4.500%, 03/01/2017	1,646,091	1,606,394
Pool #727360, 5.500%, 08/01/2018	2,545,445	2,562,344
Pool #481582, 6.500%, 02/01/2029	169,575	174,682
Series 2002-48B, 6.500%, 10/25/2031	2,700,000	2,749,666
Freddie Mac
Series 2542, 5.000%, 12/15/2025	955,139	953,554
Series 2810, 5.500%, 06/15/2034	1,202,439	1,206,305
Freddie Mac (Gold) Pool
Pool #M8-0866, 5.000%, 11/01/2010	970,081	965,706
Pool #E9-1818, 5.000%, 10/01/2017	3,349,099	3,321,344
Pool #E9-6460, 5.000%, 05/01/2018	442,589	438,809
Pool #E9-9160, 4.500%, 09/01/2018	2,989,141	2,915,366
Pool #C7-6658, 5.000%, 02/01/2033	306,882	298,170
Ginnie Mae I Pool
Pool #446760X, 6.500%, 10/15/2028	251,440	263,279
TOTAL MORTGAGE BACKED SECURITIES (Cost $20,276,453)		$19,918,602
U.S. GOVERNMENT AGENCY ISSUES - 2.0%
Federal Home Loan Bank
3.875%, 01/15/2010	2,000,000	1,937,690
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,995,000)		$1,937,690
U.S. TREASURY OBLIGATIONS - 16.0%
U.S. Treasury Bonds - 0.3%
5.250%, 02/15/2029	300,000	327,363
U.S. Treasury Notes - 15.7%
2.000%, 05/15/2006	2,000,000	1,983,124
7.000%, 07/15/2006	2,000,000	2,026,484
2.625%, 11/15/2006	2,200,000	2,166,226
3.125%, 01/31/2007	500,000	493,008
3.125%, 04/15/2009	3,400,000	3,270,905
3.875%, 07/15/2010	3,000,000	2,940,234
5.000%, 08/15/2011	375,000	387,055
4.250%, 11/15/2014	630,000	622,666
4.250%, 08/15/2015	1,450,000	1,431,252
		15,320,954
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,817,025)		$15,648,317

	Shares	Value
SHORT TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
Northern Institutional Diversified Assets Portfolio	$2,662,008	$2,662,008
TOTAL SHORT TERM INVESTMENTS (Cost $2,662,008)		$2,662,008

Total Investments (Cost $98,258,173) (e) - 99.6%		$97,236,327
Northern Institutional Liquid Asset Portfolio (f) - 21.5%		20,946,224
Liabilities in Excess of Other Assets - (21.1)%		(20,560,222)
TOTAL NET ASSETS - 100.0%		$97,622,329

Percentages are stated as a percent of net assets.

(a)	Non income producing security.
(b)	Variable rate security.
(c)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Security is considered illiquid. The aggregate value of such securities is $429,890 or 0.5% of total net assets.
(e)
For federal income tax purposes, cost is $98,258,173 and gross unrealized appreciation and depreciation of securities as of December 31, 2005 was $1,145,425 and ($2,167,271), respectively, with a net appreciation/(depreciation) of ($1,021,846).

(f)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $24,273,244, $20,946,224, and $3,721,039, respectively.

(g)	Security in default.
(h)	Valued in good faith under procedures adopted by the Board of Directors.
(i)	Represent restricted private placement shares.

Schedule of Investments
December 31, 2005 (Unaudited)
Summit Short-Term Government Fund

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 45.0%
Fannie Mae
Pool #254177, 5.000%, 12/01/2008	$187,555	$186,744
Pool #254187, 5.000%, 01/01/2009	399,162	397,437
Pool #254227, 5.000%, 02/01/2009	139,147	138,600
Pool #254340, 5.500%, 05/01/2012	322,310	325,268
Pool #545579, 4.500%, 03/01/2017	1,097,394	1,070,930
Pool #546478, 7.000%, 12/01/2029	803,353	840,507
Series 2003-122, 4.000%, 05/25/2016	1,000,000	987,027
Freddie Mac
Series 2791, 4.000%, 11/15/2015	358,324	357,104
Series 2858, 4.000%, 03/15/2020	590,904	584,455
Series 2534, 4.769%, 09/15/2030	304,912	305,086
Series 2550, 4.719%, 11/15/2032	846,598	852,621
Series 2877, 4.769%, 10/15/2034	888,028	884,909
Series 2950, 4.669%, 03/15/2035	1,847,987	1,849,971
Series 3003, 4.619%, 07/15/2035	2,924,922	2,922,637
Freddie Mac (Gold) Pool
Pool #M9-0805, 4.500%, 04/01/2008	277,703	274,346
Pool #E9-6460, 5.000%, 05/01/2018	413,083	409,555
Ginnie Mae
Pool #034862X, 9.500%, 09/15/2009	5,521	5,856
TOTAL MORTGAGE BACKED SECURITIES (Cost $12,427,354)		$12,393,053
U.S. GOVERNMENT AGENCY ISSUES - 7.1%
Federal Home Loan Bank
3.700%, 12/24/2007	2,000,000	1,960,756
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,000,000)		$1,960,756
U.S. TREASURY OBLIGATIONS - 46.3%
U.S. Treasury Notes - 46.3%
4.625%, 05/15/2006	2,000,000	2,002,032
2.375%, 08/15/2006	2,000,000	1,975,390
2.875%, 11/30/2006	2,000,000	1,972,266
3.375%, 02/28/2007	1,000,000	987,812
3.875%, 07/31/2007	2,000,000	1,983,750
3.625%, 01/15/2008	1,849,410	1,899,041
3.000%, 02/15/2009	2,000,000	1,919,532
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,905,663)		$12,739,823

	Shares	Value
SHORT TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
Northern Institutional Government Select Portfolio	364,647	364,647
TOTAL SHORT TERM INVESTMENTS (Cost $364,647)		$364,647
Total Investments (Cost $27,697,664) - 99.7%		$27,458,279
Northern Institutional Liquid Asset Portfolio (b) - 34.1%		9,394,753
Liabilities in Excess of Other Assets - (33.8)%		(9,325,584)
TOTAL NET ASSETS - 100.0%		$27,527,448

Percentages are stated as a percent of net assets.

(a)
For federal income tax purposes, cost is $27,697,664 and gross unrealized appreciation and depreciation of securities as of December 31, 2005 was $46,965 and ($286,350) , respectively, with a net appreciation/(depreciation) of ($239,385).

(b)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $12,946,007, $9,394,753, and $3,847,492, respectively.

Schedule of Investments
December 31, 2005 (Unaudited)
Summit High Yield Bond Fund

	Shares	Value
COMMON STOCKS - 9.5%
Consumer Discretionary - 3.4%
American Restaurant Group - Class A (a) (d) (e) (h)	33,173	$450,158
Avado Brands, Inc. (a) (d) (e) (h)	6,435	83,848
Intermet Corp. (a) (d) (h)	6,346	89,369
		623,375
Energy - 1.8%
International Coal Group, Inc. (a)	35,000	332,500
Financials - 2.9%
Conseco, Inc. (a)	17,500	405,475
Northern Offshore Ltd. (a)	60,000	135,000
		540,475
Manufacturing - 1.0%
High Voltage Engineering Corporation (a)	20,000	175,000
Materials - 0.4%
Simonds Industries, Inc. (a) (d) (e) (h)	2,746	81,831
TOTAL COMMON STOCKS (Cost $3,057,622)		$1,753,181
PREFERRED STOCKS - 5.4%
Consumer Discretionary - 2.9%
Paxson Communications Corp. 14.25% Payment-in-Kind Dividend	62	534,764
		534,764
Information Technology - 2.5%
Loral Skynet Corp. 12.00% Payment-in-Kind Dividend	2,500	467,500
TOTAL PREFERRED STOCKS (Cost $926,875)		$1,002,264

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 9.2%
Atlas Air, Inc.
Series 1998-1, 7.380%, 07/02/2019	$75,500	74,332
Delta Air Lines, Inc.
Series 2001-1, 7.111%, 03/18/2013 (i)	500,000	491,298
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (c) (i)	805,625	712,978
United Air Lines, Inc.
Series 2000-2, 7.811%, 04/01/2011 (i)	490,939	427,357
TOTAL ASSET BACKED SECURITIES (Cost $1,637,270)		$1,705,965
CONVERTIBLE BONDS - 1.3%
Consumer Discretionary - 1.3%
Charter Communications, Inc.
4.750%, 06/01/2006	250,000	247,500
TOTAL CONVERTIBLE BONDS (Cost $246,162)		$247,500
CORPORATE BONDS - 69.4%
Consumer Discretionary - 26.3%
Accuride Corp.
8.500%, 02/01/2015	500,000	492,500
Bally Total Fitness Holding Corp.
9.875%, 10/15/2007	500,000	487,500
Cadmus Communications Corp.
8.375%, 06/15/2014	250,000	256,875
Charter Communications Operating LLC
8.000%, 04/30/2012 (c)	250,000	248,750
CSC Holdings Inc.
8.125%, 08/15/2009	250,000	252,500
Dex Media West LLC/Dex Media Finance Co.
9.875%, 08/15/2013	250,000	277,500
Intcomex, Inc.
11.750%, 01/15/2011 (c)	500,000	491,250
La Quinta Properties, Inc.
7.000%, 08/15/2012	250,000	270,625
MGM Mirage, Inc.
6.750%, 09/01/2012	500,000	506,875
RH Donnelley Finance Corp I
10.875%, 12/15/2012 (c)	250,000	281,875
Station Casinos, Inc.
6.000%, 04/01/2012	250,000	249,375
Technical Olympic USA, Inc.
9.000%, 07/01/2010	600,000	606,750
WCI Communities, Inc.
6.625%, 03/15/2015	500,000	435,000
		4,857,375
Consumer Staples - 5.3%
Del Monte Corp.
6.750%, 02/15/2015 (c)	250,000	243,750
Land O'Lakes Capital Trust I
7.450%, 03/15/2028 (c)	500,000	435,000
New World Pasta Co.
9.250%, 02/15/2009 (i)	5,000,000	300,000
		978,750
Energy - 8.5%
AES Corp.
9.375%, 09/15/2010	500,000	546,250
Northwest Pipeline Corp.
8.125%, 03/01/2010	250,000	265,000
SemGroup LP
8.750%, 11/15/2015 (c)	250,000	255,625
Tesoro Corp.
6.625%, 11/01/2015 (c)	250,000	252,500
Whiting Petroleum Corp.
7.250%, 05/01/2013	250,000	253,125
		1,572,500
Financials - 2.9%
General Motors Acceptance Corp.
7.750%, 01/19/2010	250,000	233,472
Pen Holdings, Inc.
9.875%, 06/15/2008 (i)	250,000	152,500
Ventas Realty LP
7.125%, 06/01/2015	150,000	157,500
		543,472
Health Care - 2.1%
Davita, Inc.
7.250%, 03/15/2015	125,000	126,562
Genesis Healthcare Corp.
8.000%, 10/15/2013	250,000	263,125
		389,687
Industrials - 8.5%
Compression Polymers Holding Corp.
10.500%, 07/01/2013 (c)	250,000	242,500
Corrections Corporation of America
7.500%, 05/01/2011	500,000	517,500
Evergreen International Aviation, Inc.
12.000%, 05/15/2010	600,000	522,750
Navistar International Corporation
9.375%, 06/01/2006	25,000	25,375
Tronox Worldwide LLC
9.500%, 12/01/2012 (c)	250,000	255,000
		1,563,125
Materials - 5.9%
Boise Cascade LLC
6.474%, 10/15/2012 (b)	125,000	121,875
Huntsman LLC
11.625%, 10/15/2010	130,000	148,037
Lyondell Chemical Co.
9.500%, 12/15/2008	21,000	22,024
PQ Corp.
7.500%, 02/15/2013 (c)	125,000	116,250
Resolution Performance Products LLC
13.500%, 11/15/2010	500,000	528,750
Werner Holding Co., Inc.
10.000%, 11/15/2007	500,000	160,000
		1,096,936
Telecommunication Services - 2.8%
Qwest Communications International Inc.
7.500%, 02/15/2014	500,000	513,750
Utilities - 7.1%
Calpine Corp.
9.875%, 12/01/2011 (c) (i)	500,000	402,500
Mirant Americas Generation LLC
9.125%, 05/01/2031 (i)	500,000	653,750
Nevada Power Co.
6.500%, 04/15/2012	125,000	128,125
Sierra Pacific Power Co.
6.250%, 04/15/2012	125,000	126,875
		1,311,250
TOTAL CORPORATE BONDS (Cost $12,875,066)		$12,826,845

	Shares	Value
SHORT TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
Northern Institutional Diversified Assets Portfolio	780,300	$780,300
TOTAL SHORT TERM INVESTMENTS (Cost $780,300)		$780,300

Total Investments (Cost $19,523,295) (f) - 99.0%		$18,316,055
Northern Institutional Liquid Asset Portfolio (g) - 41.6%		7,702,586
Liabilities in Excess of Other Assets - (40.6)%		(7,513,800)
TOTAL NET ASSETS - 100.0%		$18,504,841

Percentages are stated as a percent of net assets.

(a)	Non income producing security.
(b)	Variable rate security.
(c)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Security is considered illiquid. The aggregate value of such securities is $705,206 or 3.8% of total net assets.
(e)	Valued in good faith under procedures adopted by the Board of Directors.
(f)
For federal income tax purposes, cost is $19,523,714 and gross unrealized appreciation and depreciation of securities as of December 31, 2005 was $732,303 and ($1,939,962) , respectively, with a net appreciation/(depreciation) of ($1,207,659).

(g)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $7,702,291, $7,702,586, and $76,484, respectively.

(h)	Represent restricted private placement shares.
(i)	Security in default.

Schedule of Investments
December 31, 2005 (Unaudited)
Summit Money Market Fund

	Principal
	Amount	Value
CERTIFICATE OF DEPOSIT - 26.1%
Alliance & Leicester
4.150%, 09/05/2006	$3,000,000	$2,986,983
Banco Bilbao Vizcaya
4.055%, 01/11/2006	5,000,000	4,999,558
Bank of Tokyo
4.380%, 01/17/2006	5,000,000	5,000,000
Depfa Bank PLC/New York
3.220%, 02/06/2006	1,000,000	1,000,000
HBOS Treasury Services PLC
3.800%, 07/10/2006	1,500,000	1,500,000
Norinchukin Bank
4.300%, 01/25/2006	2,000,000	2,000,000
4.300%, 01/31/2006	3,000,000	3,000,000
Societe Generale
3.265%, 03/03/2006	1,000,000	1,000,000
Toronto Dominion
3.750%, 05/16/2006	1,000,000	999,964
Unicredito Italiano SPA
3.800%, 06/15/2006	1,000,000	1,000,000
Wells Fargo
4.310%, 01/26/2006	5,000,000	5,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $28,486,505)		$28,486,505
COMMERCIAL PAPER - 34.4%
Abbey National
4.450%, 01/03/2006 (a)	5,000,000	4,998,764
Atlantis One
4.280%, 02/02/2006 (a)	2,000,000	1,992,391
3.930%, 03/01/2006 (a)	1,500,000	1,490,339
Charta Corporation
4.340%, 01/13/2006 (a)	5,000,000	4,992,767
CIT Group Inc.
4.210%, 02/08/2006 (a)	4,000,000	3,982,224
Giro Funding
4.330%, 01/27/2006 (a)	5,000,000	4,984,364
Goldman Sachs Group
4.310%, 01/19/2006 (a)	5,000,000	4,989,225
Greyhawk Funding
4.205%, 02/01/2006 (a)	4,000,000	3,985,516
Lake Constance
3.990%, 01/03/2006 (a)	4,000,000	3,999,113
Prudential PLC
4.200%, 01/03/2006	1,125,000	1,124,738
Swedish National Housing
3.925%, 03/02/2006 (a)	1,000,000	993,458
TOTAL COMMERCIAL PAPER (Cost $37,532,899)		$37,532,899
CORPORATE BONDS - 1.8%
American Express
4.320%, 01/12/2007	1,000,000	999,891
BNP Paribas Bank
4.349%, 10/26/2010	1,000,000	1,000,000
TOTAL CORPORATE BONDS (Cost $1,999,891)		$1,999,891
EURO TIME DEPOSITS - 4.6%
Credit Agricole Indosuez
4.220%, 01/03/2006	5,000,000	$5,000,000
TOTAL EURO TIME DEPOSITS (Cost $5,000,000)		$5,000,000
FLOATING RATE NOTES - 24.8%
Canadian Imperial Bank of Commerce
4.500%, 12/04/2006	2,000,000	2,001,279
Credit Suisse First Boston
4.489%, 09/26/2006	3,000,000	3,000,000
IBM Corp.
4.329%, 12/08/2010 (a)(b)	1,000,000	999,766
K2 (USA) LLC
4.321%, 02/01/2006	5,000,000	5,000,208
Links Finance LLC
4.325%, 05/22/2006	2,000,000	1,999,793
Marshall & Ilsley Bank
4.349%, 12/15/2011	1,000,000	1,000,000
Merrill Lynch & Co.
4.361%, 05/05/2006	5,000,000	5,001,368
Skandinaviska Enskilda Banken
4.360%, 07/16/2010	3,000,000	3,000,000
Tango Finance Corp.
4.330%, 09/18/2006	5,000,000	4,999,905
TOTAL FLOATING RATE NOTES (Cost $27,002,319)		$27,002,319
MEDIUM TERM NOTES - 1.8%
American Honda Finance
4.461%, 06/22/2006	2,000,000	2,000,000
TOTAL MEDIUM TERM NOTES (Cost $2,000,000)		$2,000,000
U.S. GOVERNMENT AGENCY ISSUES - 1.8%
Fannie Mae
4.030%, 07/21/2006	1,000,000	1,000,000
4.000%, 08/08/2006	1,000,000	1,000,000
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,000,000)		$2,000,000

	Shares	Value
MONEY MARKET FUNDS - 3.7%
Greenwich Capital Holdings	4,000,000	4,000,000
Northern Institutional Diversified Assets Portfolio	73,962	73,962
TOTAL MONEY MARKET FUNDS (Cost $4,073,962)		$4,073,962
Total Investments (Cost $108,095,576) - 99.0%		$108,095,576
Other Assets in Excess of Liabilities - 1.0%		1,044,243
TOTAL NET ASSETS - 100.0%		$109,139,819

Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board for 4(2) paper that requires each security to be rated in one of the two highest rating categories by at least two nationally recognized rating organizations ("NRSO"), or if one NRSO rates the security, by that NRSO.

(b)
Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid for not meeting the required criteria adopted by the Fund's Board to be classified a liquid security and represents 0.9% of total net assets. The aggregate of such securities are limited to 10% of net assets.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Summit Mutual Funds, Inc.

By: /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date: February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date: February 24, 2006

By: /s/ Thomas G. Knipper
Thomas G. Knipper
Vice President, Controller, and Chief Compliance Officer

Date: February 24, 2006